                         OPPENHEIMER CAPITAL INCOME FUND
                    Supplement dated December 19, 2003 to the
                       Statement of Additional Information
                             dated October 23, 2003

The  supplement   dated  December  10,  2003  to  the  Statement  of  Additional
Information is hereby withdrawn.

December 19, 2003                                                      300PX015